UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2005

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Green River Management I, L.L.C.
Address: 712 5th Avenue
         9th Floor
         New York, New York  10019

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark McGrath
Title:     Principal
Phone:     (212) 521-5987

Signature, Place, and Date of Signing:

     Mark McGrath     New York, NY/USA     February 02, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     26

Form13F Information Table Value Total:     $225,322 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AFC ENTERPRISES INC            COM              00104Q107    13598   899330 SH       SOLE                   899330
ATP OIL & GAS CORP             COM              00208J108    30433   822299 SH       SOLE                   822299
BLUELINX HLDGS INC             COM              09624H109     4500   400000 SH       SOLE                   400000
CLICK COMMERCE INC             COM NEW          18681D208      941    44745 SH       SOLE                    44745
COMCAST CORP NEW               CL A SPL         20030N200     3853   150000 SH       SOLE                   150000
CONCORDE CAREER COLLEGES INC   COM NEW          20651H201     2505   169242 SH       SOLE                   169242
GAP INC DEL                    COM              364760108     1984   112500 SH       SOLE                   112500
GEAC COMPUTER LTD              COM              368289104     9772   896522 SH       SOLE                   896522
GENERAL COMMUNICATION INC      CL A             369385109     7857   760595 SH       SOLE                   760595
GENTEK INC                     COM NEW          37245X203    10823   605318 SH       SOLE                   605318
KADANT INC                     COM              48282T104     4801   259500 SH       SOLE                   259500
KEARNY FINL CORP               COM              487169104     2530   207418 SH       SOLE                   207418
KIRKLANDS INC                  COM              497498105     1093   183000 SH       SOLE                   183000
LEVITT CORP                    CL A             52742P108     4723   207700 SH       SOLE                   207700
MAGELLAN HEALTH SVCS INC       COM NEW          559079207     6371   202584 SH       SOLE                   202584
MTR GAMING GROUP INC           COM              553769100     7542   724450 SH       SOLE                   724450
NOVELIS INC                    COM              67000X106    21218  1015700 SH       SOLE                  1015700
NOVEN PHARMACEUTICALS INC      COM              670009109     7585   501300 SH       SOLE                   501300
PACTIV CORP                    COM              695257105     3571   162300 SH       SOLE                   162300
PINNACLE AIRL CORP             COM              723443107    10864  1628825 SH       SOLE                  1628825
PINNACLE ENTMT INC             COM              723456109    24478   990620 SH       SOLE                   990620
RCN CORP                       COM NEW          749361200    23289   993131 SH       SOLE                   993131
RETAIL VENTURES INC            COM              76128Y102     2158   173500 SH       SOLE                   173500
SYMANTEC CORP                  COM              871503108     1360    77688 SH       SOLE                    77688
TRONOX INC                     CL A             897051108     1176    90000 SH       SOLE                    90000
USEC INC                       COM              90333E108    16297  1363800 SH       SOLE                  1363800